Vanguard International Value Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (94.4%)
Australia (1.0%)
BHP Group Ltd.	1,910,869	63,726
National Australia Bank Ltd.	2,179,620	39,070
Adbri Ltd.	8,575,294	18,692
		121,488
Belgium (0.5%)
Anheuser-Busch InBev SA/NV	939,832	58,996

Brazil (3.1%)
Banco Bradesco SA ADR	26,842,705	121,866
^ Ambev SA ADR	32,735,100	91,331
JBS SA	14,951,900	66,078
Lojas Renner SA	5,506,700	41,737
BB Seguridade Participacoes SA	5,726,400	28,949
Cia de Saneamento Basico do Estado de Sao P aulo	3,742,800	27,958
		377,919
Canada (2.7%)
Canadian Natural Resources Ltd.	3,628,109	81,968
Nutrien Ltd.	1,621,162	79,844
Canadian National Railway Co.	450,180	45,597
Suncor Energy Inc.	2,614,767	43,738
Bank of Nova Scotia	727,207	38,784
Saputo Inc.	1,457,549	38,218
		328,149
China (5.8%)
* Baidu Inc. ADR	787,832	185,156
Tencent Holdings Ltd.	1,735,600	154,648
Ping An Insurance Group Co. of China Ltd.	8,774,500	103,344
ENN Energy Holdings Ltd.	4,840,500	74,652
Autohome Inc. ADR	565,106	62,292
* Alibaba Group Holding Ltd.	1,302,900	41,347
* Weibo Corp. ADR	887,480	40,451
China Longyuan Power Group Corp. Ltd. Class H	18,760,000	27,462
Momo Inc. ADR	1,489,717	22,763
		712,115
Denmark (1.0%)
Vestas Wind Systems A/S	328,292	70,490
Carlsberg AS Class B	364,293	53,220
		123,710

Egypt (0.2%)
	Commercial International Bank Egypt SAE GDR	5,271,900	20,794

Finland (1.3%)
	Nokian Renkaat Oyj	1,925,150	70,490
	Sampo Oyj Class A	1,304,460	54,842
*	Nokia Oyj	6,980,867	33,548
			158,880
France (9.4%)
*	Engie SA	6,982,045	108,357
*	Airbus SE	1,067,483	107,345
*	Safran SA	814,446	102,383
	Sanofi	1,050,517	98,800
	Air Liquide SA	586,063	95,850
*	Atos SE	1,058,788	81,252
	TOTAL SE	1,853,010	78,102
	Vivendi SA	2,390,196	73,448
*	Alstom SA	1,222,909	66,306
*	Societe Generale SA	3,027,883	56,449
	Pernod Ricard SA	254,731	48,008
*	ArcelorMittal SA	2,147,325	47,026
	Vinci SA	494,058	45,814
*	BNP Paribas SA	952,985	45,702
*	Credit Agricole SA	2,444,326	27,666
	Publicis Groupe SA	472,470	24,453
	Thales SA	233,464	20,948
*	Natixis SA	3,560,935	13,404
			1,141,313
Germany (6.0%)
	Volkswagen AG Preference Shares	488,582	92,368
	Basf Se	1,092,310	84,421
	Henkel AG & Co. KGaA	838,350	78,391
	Bayerische Motoren Werke AG	858,600	72,697
	Beiersdorf AG	530,759	57,936
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	205,564	54,507
	Knorr-Bremse AG	383,910	50,804
	Merck KGaA	303,068	50,512
	Fresenius Medical Care AG & Co. KGaA	551,086	44,583
	MTU Aero Engines AG	145,066	33,661
	Jungheinrich AG Preference Shares	724,632	33,041
	Continental AG	206,799	28,943
	Fuchs Petrolub SE Preference Shares	414,898	23,607
	SAP SE	161,160	20,449
	Fresenius SE & Co. KGaA	149,789	6,671
			732,591
Hong Kong (2.5%)
	AIA Group Ltd.	6,409,200	77,274
	Sands China Ltd.	11,063,200	43,936
*,1 ESR Cayman Ltd.		11,510,600	41,020
	Jardine Strategic Holdings Ltd.	1,238,000	32,095
	Yue Yuen Industrial Holdings Ltd.	12,458,500	27,101
	Hongkong Land Holdings Ltd.	5,361,000	24,716
	Xinyi Glass Holdings Ltd.	9,480,000	22,932
	CK Asset Holdings Ltd.	3,466,500	17,296

1 WH Group Ltd.	16,951,000	13,737
		300,107
India (3.8%)
Adani Ports & Special Economic Zone Ltd.	13,981,117	97,462
Zee Entertainment Enterprises Ltd.	27,385,053	82,253
* ICICI Bank Ltd. ADR	5,059,798	76,403
Housing Development Finance Corp. Ltd.	1,989,380	64,688
Ambuja Cements Ltd.	15,088,549	50,238
Hero MotoCorp Ltd.	563,293	25,084
UPL Ltd.	2,636,740	20,244
GAIL India Ltd.	9,815,836	16,793
Maruti Suzuki India Ltd.	169,720	16,729
Infosys Ltd. ADR	668,700	11,288
		461,182
Indonesia (1.1%)
Astra International Tbk PT	193,215,500	83,726
Telkom Indonesia Persero Tbk PT ADR	1,301,002	29,286
Bank Mandiri Persero Tbk PT	40,743,200	19,062
Selamat Sempurna Tbk PT	76,523,000	6,700
		138,774
Ireland (1.2%)
* Ryanair Holdings plc ADR	796,023	75,678
CRH plc	1,588,540	65,186
		140,864
Israel (0.1%)
Check Point Software Technologies Ltd.	86,700	11,075

Italy (1.9%)
Enel SPA	8,837,226	87,649
* CNH Industrial NV	4,810,689	61,300
Freni Brembo SPA	3,590,532	48,810
* UniCredit SPA	4,284,797	39,047
		236,806
Japan (11.6%)
Hitachi Ltd.	2,508,500	103,338
Nintendo Co. Ltd.	150,100	86,403
Panasonic Corp.	6,533,000	84,813
Nitto Denko Corp.	887,300	80,427
Denso Corp.	1,416,500	78,736
Toyota Motor Corp.	1,101,800	77,276
Shin-Etsu Chemical Co. Ltd.	414,300	72,121
Mitsubishi Electric Corp.	4,616,600	70,425
Kubota Corp.	3,088,000	67,847
Makita Corp.	1,391,500	66,402
Sumitomo Mitsui Financial Group Inc.	1,669,900	51,881
Ryohin Keikaku Co. Ltd.	2,152,900	51,478
Shimano Inc.	212,200	49,755
Fujitsu Ltd.	304,500	46,467
Daiwa House Industry Co. Ltd.	1,518,600	43,053
Komatsu Ltd.	1,530,800	41,943
Daito Trust Construction Co. Ltd.	400,000	41,685
Suzuki Motor Corp.	883,100	39,853
Kao Corp.	527,900	38,303
Ain Holdings Inc.	505,900	31,779
Omron Corp.	356,900	31,620

ITOCHU Corp.	894,800	25,626
Mitsubishi Heavy Industries Ltd.	874,100	25,107
Teijin Ltd.	1,227,300	22,453
FANUC Corp.	84,200	21,982
Canon Inc.	778,100	17,213
Daiwa Securities Group Inc.	3,414,000	16,249
Sumitomo Chemical Co. Ltd.	2,747,800	12,935
Nihon Kohden Corp.	356,100	10,611
*	Japan Airlines Co. Ltd.	382,900	6,835
1,414,616
Mexico (0.5%)
*	Grupo Financiero Banorte SAB de CV	13,014,300	64,484

Netherlands (2.9%)
Koninklijke DSM NV	394,591	68,980
*	AerCap Holdings NV	1,772,366	67,775
Wolters Kluwer NV	602,131	50,032
*,1 ABN AMRO Bank NV	4,225,815	44,135
SBM Offshore NV	2,413,430	41,427
Aegon NV	8,867,307	36,767
Boskalis Westminster	1,086,826	30,534
*	JDE Peet's NV	242,622	9,355
349,005
Norway (1.6%)
Yara International ASA	1,276,180	59,343
Telenor ASA	3,107,909	51,269
Equinor ASA	2,270,559	40,691
TGS NOPEC Geophysical Co. ASA	1,970,132	26,249
Bakkafrost P/F	325,390	22,911
200,463
Russia (0.3%)
Gazprom PJSC ADR	5,828,905	32,402

Singapore (1.7%)
United Overseas Bank Ltd.	4,018,500	70,605
Singapore Telecommunications Ltd.	28,787,900	50,999
DBS Group Holdings Ltd.	2,374,900	44,784
Sembcorp Industries Ltd.	19,690,200	24,328
SATS Ltd.	6,992,400	20,185
210,901
South Africa (0.8%)
Tiger Brands Ltd.	3,843,234	50,513
Mr Price Group Ltd.	4,084,597	46,413
96,926
South Korea (5.8%)
Samsung Electronics Co. Ltd.	2,900,834	212,071
1	Samsung Electronics Co. Ltd. GDR	81,190	149,126
Posco	654,918	143,758
SK Hynix Inc.	1,141,810	124,664
LG Household & Health Care Ltd.	35,339	49,194
Hana Financial Group Inc.	984,207	28,694
707,507
Spain (1.2%)
Banco Bilbao Vizcaya Argentaria SA	13,270,316	60,549

* Banco Santander SA	19,965,207	58,277
Industria de Diseno Textil SA	735,740	21,821
		140,647
Sweden (0.9%)
* Sandvik AB	2,421,965	60,319
Hexagon AB Class B	571,914	49,840
* Nordea Bank Abp	371,610	3,012
* Nordea Bank Abp (XHEL)	293,391	2,382
		115,553
Switzerland (6.4%)
Novartis AG	1,816,579	164,482
LafargeHolcim Ltd.	2,922,655	158,045
ABB Ltd.	3,614,960	106,628
Cie Financiere Richemont SA	936,630	86,998
Credit Suisse Group AG	6,226,274	81,674
Swatch Group AG (Bearer)	166,110	47,848
Lonza Group AG	71,254	45,510
Adecco Group AG	505,126	31,553
UBS Group AG	2,113,238	30,460
* Flughafen Zurich AG	148,783	24,515
		777,713
Taiwan (0.2%)
Silicon Motion Technology Corp. ADR	371,881	18,375

United Kingdom (13.8%)
RELX plc	4,385,219	108,572
* Lloyds Banking Group plc	205,217,206	92,089
Weir Group plc	2,982,530	77,057
Tesco plc	23,455,881	76,758
Anglo American plc	2,283,990	75,129
Unilever plc	1,235,568	71,979
IMI plc	3,782,220	64,369
Smiths Group plc	3,291,880	63,580
Travis Perkins plc	3,307,460	60,866
BHP Group plc	2,201,260	60,327
* HSBC Holdings plc (XLON)	11,471,635	60,027
* Natwest Group plc	29,745,300	59,719
Standard Life Aberdeen plc	14,386,310	59,224
Victrex plc	1,813,320	57,969
Ferguson plc	481,129	55,864
Berkeley Group Holdings plc	964,026	55,133
Johnson Matthey plc	1,357,910	54,628
Royal Dutch Shell plc Class B	3,088,180	53,823
Prudential plc	3,150,405	50,405
Spectris plc	1,203,170	49,848
HSBC Holdings plc (XHKG)	9,298,400	48,711
London Stock Exchange Group plc	352,045	41,794
Diageo plc	995,160	39,953
* Glencore plc	11,474,085	38,302
Carnival plc	2,369,740	37,334
easyJet plc	3,758,421	37,220
* Taylor Wimpey plc	17,652,658	35,232
Aggreko plc	3,984,509	31,604
Direct Line Insurance Group plc	5,486,918	22,521
Electrocomponents plc	1,823,960	21,844

Pearson plc			1,547,379	17,144
				1,679,025
United States (5.1%)
* Capri Holdings Ltd.			4,861,508	202,530
TechnipFMC plc			5,940,838	63,508
Aon plc Class A			416,037	84,497
RenaissanceRe Holdings Ltd.			260,654	39,213
Medtronic plc			777,663	86,577
Copa Holdings SA Class A			1,053,500	81,509
Accenture plc Class A			276,693	66,938
				624,772
Total Common Stocks (Cost $9,408,188)				11,497,152
	Coupon
Temporary Cash Investments (5.5%)
Money Market Fund (5.4%)
2,3 Vanguard Market Liquidity Fund	0.107%		6,591,737	659,174

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	0.113%	3/23/21	12,402	12,401
Total Temporary Cash Investments (Cost $671,517)				671,575
Total Investments (99.9%) (Cost $10,079,705)				12,168,727
Other Assets and Liabilities -Net (0.1%)				12,886
Net Assets (100%)				12,181,613
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,032,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 20 21, the aggregate value of these securities was $248,018,000, representing 2.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $5,411,000 was received for securities on loan.
4 Securities with a value of $12,401,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2021	2,344	247,937	(7,463)
MSCI Emerging Market Index	March 2021	1,810	120,012	(2,729)
				(10,192)

International Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market -
or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices.
Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.
Any securities pledged as initial margin for open contracts are noted in the Schedule of
Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or

International Value Fund

methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,831,143	9,666,009	—	11,497,152
Temporary Cash Investments	659,174	12,401	—	671,575
Total	2,490,317	9,678,410	—	12,168,727
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,469	—	—	13,469
Liabilities
Futures Contracts[1]	24,723	—	—	24,723
1 Represents variation margin on the last day of the reporting period.